Shareholders' Equity (Details) - USD ($)											6 Months Ended	12 Months Ended
	May 24, 2024	May 21, 2024	May 06, 2024	Jan. 04, 2024	Oct. 11, 2023	Sep. 19, 2023	Dec. 20, 2022	Nov. 10, 2022	Dec. 27, 2021	Feb. 10, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 13, 2022	Feb. 02, 2021
Shareholders’ Equity [Line Items]
Unregistered warrants.				5,213,104
Exercise price (in Dollars per share)				$ 0.65		$ 1.16						$ 0.65
Warrants outstanding				2,606,552
Gross proceed (in Dollars)												$ 139,000	$ 932,000	$ 21,430,000
Issuance expenses (in Dollars)												941,000	$ 21,000	$ 496,000
Discount and issuance expenses (in Dollars)				$ 263,000
Bid price (in Dollars per share)			$ 1
Gross proceeds (in Dollars)						$ 1,330,000						1,690,000
Ordinary shares		4,000
Reverse split											10 for 1
Net amount (in Dollars)						$ 1,000,000						$ 1.42
Common units issued						400,000
Price of per warrants (in Dollars per share)						$ 1.16
Share issued												150,000
Purchase of warrants						1,146,552							2,606,552		2,606,552
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share)				$ 0.65			$ 0.01
Warrants outstanding												750,000
Gross proceed (in Dollars)				$ 1,696,000
Issuance expenses (in Dollars)				$ 1,433,000			$ 769,000		$ 63,000	$ 360,000
Gross proceeds (in Dollars)	$ 2,500,000						8,000,000		$ 9,780,000	$ 13,800,000
Ordinary shares		400
Sale of ADS shares									3,813,560								2,434,783
Price of per shares (in Dollars per share)									$ 2.36								$ 4.95
Purchase assitional shares									330,508	365,217
Net amount (in Dollars)							$ 7,231,000		$ 8,956,000	$ 12,480,000
Share capital																50,000,000
Common units issued							1,600,000
Purchase price of per unit (in Dollars per share)							$ 5
Price of per warrants (in Dollars per share)							$ 4.99
Share issued					289,389
Fair value, granted (in Dollars)					$ 270,000
Non-Exchangeable Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding							1,600,000
Expire, term							3 years
Exchangeable Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding							1,600,000
Expire, term							1 year
Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share)						$ 0.001
Price of per warrants (in Dollars per share)						$ 1.159
Share issued							1,200,000
Purchase of warrants						746,552
Pre-Funded Warrant [Member] | American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding												710,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares								400
Share capital																20,000,000,000
Common Stock [Member] | American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares								40
Share capital																45,500,000
Common Stock [Member] | Articles of Association [Member]
Shareholders’ Equity [Line Items]
Share capital																18,200,000,000
Common Units [Member]
Shareholders’ Equity [Line Items]
Share issued							400,000